Schedule I Condensed Non-Consolidated Financial Information of Registrant - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net (loss) income	$ (3,368)	$ 90,982	$ (148,986)
Non-cash and non-operating items:
Change in operating assets and liabilities	63,414	(118,500)	56,291
Net operating cash flow	78,116	984,017	383,306
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	221,167	574,872	292,048
Scheduled repayments of long-term debt	11,229	49,886	101,107
Cash dividends paid	0	0	(5,523)
Other financing activities	(1,046)	(798)	(580)
Net financing cash flow	(225,656)	(1,097,513)	(382,229)
INVESTING ACTIVITIES
Investments in subsidiaries	(4,749)	0	0
Other investing activities	0	(9,983)	0
Net investing cash flow	7,170	63,061	(50,391)
Decrease in cash, cash equivalents, restricted cash and cash held for sale	(140,370)	(50,435)	(49,314)
Prepayments of long-term debt	(135,000)	(900,767)	(615,961)
Teekay Parent
OPERATING ACTIVITIES
Net (loss) income	59,258	(97,894)	(111,532)
Non-cash and non-operating items:
Unrealized gain on derivative instruments	(913)	(656)	(270)
Impairments of investments	0	123,753	103,420
Stock-based compensation	3,276	5,165	7,400
Dividends-in-kind	(75,298)	(31,763)	(10,000)
Other	4,610	7,925	19,153
Change in operating assets and liabilities	(35,672)	(8,508)	15,314
Net operating cash flow	26,605	15,038	(7,143)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	0	0	250,000
Scheduled repayments of long-term debt	0	36,712	480,851
Advances from affiliates	0	0	227,157
Cash dividends paid	0	0	(5,523)
Other financing activities	(459)	(128)	(637)
Net financing cash flow	(459)	(55,089)	(24,883)
INVESTING ACTIVITIES
Investments in subsidiaries	(4,749)	0	0
Net investing cash flow	(4,749)	0	0
Decrease in cash, cash equivalents, restricted cash and cash held for sale	21,397	(40,051)	(32,026)
Cash, cash equivalents, restricted cash and cash held for sale, beginning of the year	9,604	49,655	81,681
Cash, cash equivalents, restricted cash and cash held for sale, end of the year	31,001	9,604	49,655
Teekay Parent [Member]
FINANCING ACTIVITIES
Payments of Debt Issuance Costs	0	0	(15,029)
INVESTING ACTIVITIES
Prepayments of long-term debt	$ 0	$ (18,249)	$ 0